Portfolio of Investments
Columbia Adaptive Retirement 2020 Fund, December 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,572	63,304
Total Alternative Strategies Funds (Cost $51,725)		63,304

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	742	63,552
Total Exchange-Traded Equity Funds (Cost $57,526)		63,552

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	272	31,528
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	494	63,059
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	582	31,469
Total Exchange-Traded Fixed Income Funds (Cost $112,002)		126,056

Multi-Asset/Tactical Strategies Funds 79.6%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	12,230	143,333
Columbia Solutions Conservative Portfolio(a)	104,804	1,116,162
Total Multi-Asset/Tactical Strategies Funds (Cost $1,151,521)		1,259,495

Money Market Funds 4.1%

Columbia Short-Term Cash Fund, 0.107%(a),(b)	65,844	65,837
Total Money Market Funds (Cost $65,831)		65,837
Total Investments in Securities (Cost: $1,438,605)		1,578,244
Other Assets & Liabilities, Net		4,304
Net Assets		1,582,548
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	476,340	(424,615)	11,579	63,304	—	42,588	519	3,572
Columbia Short-Term Cash Fund, 0.107%
	896,556	732,338	(1,563,600)	543	65,837	—	(64)	1,065	65,844
Columbia Solutions Aggressive Portfolio
	829,423	152,739	(897,460)	58,631	143,333	45,465	126,721	13,745	12,230
Columbia Solutions Conservative Portfolio
	5,249,550	762,774	(4,896,462)	300	1,116,162	212,917	241,192	60,088	104,804
Total	6,975,529			71,053	1,388,636	258,382	410,437	75,417

(b)	The rate shown is the seven-day current annualized yield at December 31, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2020 Fund | Quarterly Report 2020	1

Portfolio of Investments
Columbia Adaptive Retirement 2025 Fund, December 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,022	53,546
Total Alternative Strategies Funds (Cost $43,755)		53,546

Exchange-Traded Equity Funds 4.1%

Real Estate 4.1%
iShares U.S. Real Estate ETF	628	53,788
Total Exchange-Traded Equity Funds (Cost $48,673)		53,788

Exchange-Traded Fixed Income Funds 8.1%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	230	26,659
Inflation Protected Securities 4.1%
iShares TIPS Bond ETF	418	53,358
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	492	26,603
Total Exchange-Traded Fixed Income Funds (Cost $96,020)		106,620

Multi-Asset/Tactical Strategies Funds 80.6%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	20,040	234,871
Columbia Solutions Conservative Portfolio(a)	77,999	830,689
Total Multi-Asset/Tactical Strategies Funds (Cost $970,464)		1,065,560

Money Market Funds 4.3%

Columbia Short-Term Cash Fund, 0.107%(a),(b)	57,500	57,495
Total Money Market Funds (Cost $57,490)		57,495
Total Investments in Securities (Cost: $1,216,402)		1,337,009
Other Assets & Liabilities, Net		(15,302)
Net Assets		1,321,707
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	225,077	(181,322)	9791	53,546	—	15,960	247	3,022
Columbia Short-Term Cash Fund, 0.107%
	418,737	450,818	(812,319)	259	57,495	—	(39)	496	57,500
Columbia Solutions Aggressive Portfolio
	693,497	140,090	(668,357)	69,641	234,871	42,381	84,096	12,813	20,040
Columbia Solutions Conservative Portfolio
	2,142,116	438,099	(1,775,741)	26,215	830,689	90,037	70,599	25,410	77,999
Total	3,254,350			105,906	1,176,601	132,418	170,616	38,966

(b)	The rate shown is the seven-day current annualized yield at December 31, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Adaptive Retirement 2025 Fund | Quarterly Report 2020

Portfolio of Investments
Columbia Adaptive Retirement 2030 Fund, December 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	5,875	104,101
Total Alternative Strategies Funds (Cost $88,352)		104,101

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	1,221	104,579
Total Exchange-Traded Equity Funds (Cost $94,727)		104,579

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	446	51,696
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	812	103,652
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	957	51,745
Total Exchange-Traded Fixed Income Funds (Cost $193,802)		207,093

Multi-Asset/Tactical Strategies Funds 79.7%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	63,249	741,278
Columbia Solutions Conservative Portfolio(a)	124,949	1,330,713
Total Multi-Asset/Tactical Strategies Funds (Cost $1,929,706)		2,071,991

Money Market Funds 4.1%

Columbia Short-Term Cash Fund, 0.107%(a),(b)	107,819	107,808
Total Money Market Funds (Cost $107,808)		107,808
Total Investments in Securities (Cost: $2,414,395)		2,595,572
Other Assets & Liabilities, Net		4,024
Net Assets		2,599,596
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	148,348	(59,996)	15,749	104,101	—	1,961	155	5,875
Columbia Short-Term Cash Fund, 0.107%
	303,395	373,176	(568,946)	183	107,808	—	(38)	323	107,819
Columbia Solutions Aggressive Portfolio
	698,187	136,803	(238,182)	144,470	741,278	43,228	39,797	32,523	63,249
Columbia Solutions Conservative Portfolio
	1,099,923	318,307	(140,403)	52,886	1,330,713	46,262	21,668	38,252	124,949
Total	2,101,505			213,288	2,283,900	89,490	63,388	71,253

(b)	The rate shown is the seven-day current annualized yield at December 31, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2030 Fund | Quarterly Report 2020	3

Portfolio of Investments
Columbia Adaptive Retirement 2035 Fund, December 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,872	68,612
Total Alternative Strategies Funds (Cost $58,279)		68,612

Exchange-Traded Equity Funds 4.1%

Real Estate 4.1%
iShares U.S. Real Estate ETF	804	68,863
Total Exchange-Traded Equity Funds (Cost $62,402)		68,863

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	294	34,078
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	535	68,293
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	631	34,118
Total Exchange-Traded Fixed Income Funds (Cost $126,751)		136,489

Multi-Asset/Tactical Strategies Funds 80.5%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	60,905	713,810
Columbia Solutions Conservative Portfolio(a)	61,242	652,224
Total Multi-Asset/Tactical Strategies Funds (Cost $1,243,761)		1,366,034

Money Market Funds 4.4%

Columbia Short-Term Cash Fund, 0.107%(a),(b)	74,645	74,637
Total Money Market Funds (Cost $74,637)		74,637
Total Investments in Securities (Cost: $1,565,830)		1,714,635
Other Assets & Liabilities, Net		(16,523)
Net Assets		1,698,112
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	98,645	(40,367)	10,334	68,612	—	1,310	102	3,872
Columbia Short-Term Cash Fund, 0.107%
	171,097	267,777	(364,342)	105	74,637	—	(18)	207	74,645
Columbia Solutions Aggressive Portfolio
	643,850	138,914	(207,150)	138,196	713,810	41,418	11,456	12,522	60,905
Columbia Solutions Conservative Portfolio
	512,654	202,940	(88,112)	24,742	652,224	22,576	(238)	6,371	61,242
Total	1,327,601			173,377	1,509,283	63,994	12,510	19,202

(b)	The rate shown is the seven-day current annualized yield at December 31, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Adaptive Retirement 2035 Fund | Quarterly Report 2020

Portfolio of Investments
Columbia Adaptive Retirement 2040 Fund, December 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,501	62,030
Total Alternative Strategies Funds (Cost $52,865)		62,030

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	727	62,268
Total Exchange-Traded Equity Funds (Cost $56,515)		62,268

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	266	30,832
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	484	61,783
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	570	30,820
Total Exchange-Traded Fixed Income Funds (Cost $115,337)		123,435

Multi-Asset/Tactical Strategies Funds 79.5%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	73,558	862,098
Columbia Solutions Conservative Portfolio(a)	35,048	373,263
Total Multi-Asset/Tactical Strategies Funds (Cost $1,095,078)		1,235,361

Money Market Funds 4.4%

Columbia Short-Term Cash Fund, 0.107%(a),(b)	68,718	68,711
Total Money Market Funds (Cost $68,711)		68,711
Total Investments in Securities (Cost: $1,388,506)		1,551,805
Other Assets & Liabilities, Net		1,954
Net Assets		1,553,759
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	89,904	(37,039)	9,165	62,030	—	1,205	92	3,501
Columbia Short-Term Cash Fund, 0.107%
	143,863	278,589	(353,825)	84	68,711	—	(12)	180	68,718
Columbia Solutions Aggressive Portfolio
	658,491	237,095	(184,882)	151,394	862,098	49,806	18,513	15,058	73,558
Columbia Solutions Conservative Portfolio
	241,584	178,189	(58,346)	11,836	373,263	12,871	92	3,632	35,048
Total	1,043,938			172,479	1,366,102	62,677	19,798	18,962

(b)	The rate shown is the seven-day current annualized yield at December 31, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2040 Fund | Quarterly Report 2020	5

Portfolio of Investments
Columbia Adaptive Retirement 2045 Fund, December 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,206	56,798
Total Alternative Strategies Funds (Cost $48,644)		56,798

Exchange-Traded Equity Funds 4.1%

Real Estate 4.1%
iShares U.S. Real Estate ETF	666	57,043
Total Exchange-Traded Equity Funds (Cost $52,007)		57,043

Exchange-Traded Fixed Income Funds 8.1%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	244	28,282
Inflation Protected Securities 4.1%
iShares TIPS Bond ETF	443	56,549
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	522	28,225
Total Exchange-Traded Fixed Income Funds (Cost $105,421)		113,056

Multi-Asset/Tactical Strategies Funds 80.5%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	82,962	972,316
Columbia Solutions Conservative Portfolio(a)	14,946	159,172
Total Multi-Asset/Tactical Strategies Funds (Cost $989,754)		1,131,488

Money Market Funds 4.6%

Columbia Short-Term Cash Fund, 0.107%(a),(b)	64,995	64,989
Total Money Market Funds (Cost $64,988)		64,989
Total Investments in Securities (Cost: $1,260,814)		1,423,374
Other Assets & Liabilities, Net		(18,496)
Net Assets		1,404,878
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	75,334	(26,690)	8,154	56,798	—	694	83	3,206
Columbia Short-Term Cash Fund, 0.107%
	119,771	206,936	(261,793)	75	64,989	—	(15)	152	64,995
Columbia Solutions Aggressive Portfolio
	715,731	181,665	(92,436)	167,356	972,316	55,921	5,256	16,907	82,962
Columbia Solutions Conservative Portfolio
	91,123	70,717	(6,177)	3,509	159,172	5,464	(171)	1,542	14,946
Total	926,625			179,094	1,253,275	61,385	5,764	18,684

(b)	The rate shown is the seven-day current annualized yield at December 31, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Adaptive Retirement 2045 Fund | Quarterly Report 2020

Portfolio of Investments
Columbia Adaptive Retirement 2050 Fund, December 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,433	60,824
Total Alternative Strategies Funds (Cost $52,150)		60,824

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	713	61,069
Total Exchange-Traded Equity Funds (Cost $55,708)		61,069

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	261	30,252
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	475	60,634
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	559	30,225
Total Exchange-Traded Fixed Income Funds (Cost $113,737)		121,111

Multi-Asset/Tactical Strategies Funds 79.5%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	100,877	1,182,279
Columbia Solutions Conservative Portfolio(a)	2,798	29,797
Total Multi-Asset/Tactical Strategies Funds (Cost $1,042,756)		1,212,076

Money Market Funds 4.0%

Columbia Short-Term Cash Fund, 0.107%(a),(b)	61,167	61,161
Total Money Market Funds (Cost $61,161)		61,161
Total Investments in Securities (Cost: $1,325,512)		1,516,241
Other Assets & Liabilities, Net		8,368
Net Assets		1,524,609
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	81,307	(29,157)	8,674	60,824	—	793	88	3,433
Columbia Short-Term Cash Fund, 0.107%
	130,360	239,486	(308,760)	75	61,161	—	(12)	159	61,167
Columbia Solutions Aggressive Portfolio
	800,626	293,929	(111,293)	199,017	1,182,279	67,132	5,346	20,296	100,877
Columbia Solutions Conservative Portfolio
	8,355	21,606	-	(164)	29,797	1,010	—	285	2,798
Total	939,341			207,602	1,334,061	68,142	6,127	20,828

(b)	The rate shown is the seven-day current annualized yield at December 31, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2050 Fund | Quarterly Report 2020	7

Portfolio of Investments
Columbia Adaptive Retirement 2055 Fund, December 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,158	55,961
Total Alternative Strategies Funds (Cost $48,338)		55,961

Exchange-Traded Equity Funds 4.1%

Real Estate 4.1%
iShares U.S. Real Estate ETF	656	56,186
Total Exchange-Traded Equity Funds (Cost $51,447)		56,186

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	240	27,818
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	437	55,783
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	514	27,792
Total Exchange-Traded Fixed Income Funds (Cost $104,037)		111,393

Multi-Asset/Tactical Strategies Funds 80.6%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	95,142	1,115,064
Total Multi-Asset/Tactical Strategies Funds (Cost $967,635)		1,115,064

Money Market Funds 4.4%

Columbia Short-Term Cash Fund, 0.107%(a),(b)	60,911	60,905
Total Money Market Funds (Cost $60,904)		60,905
Total Investments in Securities (Cost: $1,232,361)		1,399,509
Other Assets & Liabilities, Net		(15,197)
Net Assets		1,384,312
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	72,880	(24,542)	7,623	55,961	—	577	82	3,158
Columbia Short-Term Cash Fund, 0.107%
	119,447	281,397	(340,014)	75	60,905	—	(15)	145	60,911
Columbia Solutions Aggressive Portfolio
	803,070	203,856	(71,665)	179,803	1,115,064	64,087	(467)	19,375	95,142
Total	922,517			187,501	1,231,930	64,087	95	19,602

(b)	The rate shown is the seven-day current annualized yield at December 31, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Adaptive Retirement 2055 Fund | Quarterly Report 2020

Portfolio of Investments
Columbia Adaptive Retirement 2060 Fund, December 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	2,960	52,450
Total Alternative Strategies Funds (Cost $44,884)		52,450

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	615	52,675
Total Exchange-Traded Equity Funds (Cost $48,032)		52,675

Exchange-Traded Fixed Income Funds 7.9%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	225	26,080
Inflation Protected Securities 3.9%
iShares TIPS Bond ETF	409	52,209
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	482	26,061
Total Exchange-Traded Fixed Income Funds (Cost $97,508)		104,350

Multi-Asset/Tactical Strategies Funds 79.4%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	89,174	1,045,124
Total Multi-Asset/Tactical Strategies Funds (Cost $893,667)		1,045,124

Money Market Funds 4.4%

Columbia Short-Term Cash Fund, 0.107%(a),(b)	57,452	57,446
Total Money Market Funds (Cost $57,446)		57,446
Total Investments in Securities (Cost: $1,141,537)		1,312,045
Other Assets & Liabilities, Net		3,858
Net Assets		1,315,903
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	72,198	(27,314)	7,566	52,450	—	752	77	2,960
Columbia Short-Term Cash Fund, 0.107%
	130,736	166,499	(239,864)	75	57,446	—	(10)	151	57,452
Columbia Solutions Aggressive Portfolio
	819,074	138,637	(94,144)	181,557	1,045,124	60,075	1,693	18,162	89,174
Total	949,810			189,198	1,155,020	60,075	2,435	18,390

(b)	The rate shown is the seven-day current annualized yield at December 31, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2060 Fund | Quarterly Report 2020	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT295_03_K01_(02/21)